Stock Options and Warrants - Warrants Issued with Other Financings - Additional Information (Detail)				1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 24, 2013 shares	Mar. 12, 2013 $ / shares	Jan. 22, 2013 $ / shares	Sep. 30, 2011 Tranche $ / shares shares	Mar. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2012 $ / shares shares	Aug. 31, 2013 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term		5 years	5 years
Warrants outstanding					117,891,242	127,508,118	44,983,988	3,500,000
Expiration date of warrants						Oct. 24, 2013
Number of warrants issued	20,000,000					125,639,832	64,983,988
Warrants exercisable price | $ / shares		$ 0.20	$ 0.20					$ 0.80	$ 0.25
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding								0
Number of warrants issued						1,400,000		1,629,623
Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches of common stock warrants issuable | Tranche				2
Number of shares which can be purchased by the exercise of warrants				100,000
Strike prices | $ / shares				$ 1.50
Vesting over four quarters					Four quarters	Four quarters
Warrant term				5 years
Warrants outstanding					200,000	200,000	200,000	200,000
Expiration date of warrants					Sep. 30, 2016	Sep. 30, 2016
Share-based Compensation Award, Tranche One [Member] | Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants				100,000
Strike prices | $ / shares				$ 1.50
Share-based Compensation Award, Tranche Two [Member] | Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants				100,000
Strike prices | $ / shares				$ 2.00